Income Taxes (Details) د.إ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 AED (د.إ)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income Taxes [Line Items]
Profit tax percentage	32.00%	32.00%	32.00%	8.50%	3.20%
Preferential tax rate	¥ 3,245,000	$ 457,000		¥ 18,660,000	¥ 38,564,000
From 2016 to 2020 [Member]
Income Taxes [Line Items]
Preferential tax rate, percentage	0.00%	0.00%	0.00%
Singapore [Member]
Income Taxes [Line Items]
Statutory income tax rate percentage	17.00%	17.00%	17.00%
Dubai [Member]
Income Taxes [Line Items]
Statutory income tax rate percentage	9.00%	9.00%	9.00%
Statutory income tax (in Dirhams)			د.إ 375,000
Hong Kong [Member]
Income Taxes [Line Items]
Profit tax percentage	16.50%	16.50%	16.50%
PRC Income Tax Laws [Member]
Income Taxes [Line Items]
Statutory income tax rate percentage	25.00%	25.00%	25.00%
Basic EPS [Member]
Income Taxes [Line Items]
Preferential tax rate	¥ 100	$ 0		500	1,300
Dilutive EPS [Member]
Income Taxes [Line Items]
Preferential tax rate	¥ 100	$ 0		¥ 500	¥ 1,300
High and New Technology Enterprise (“the HNTE”) [Member]
Income Taxes [Line Items]
Preferential tax rate, percentage	15.00%	15.00%	15.00%
SG [Member] | From 2018 to 2024 [Member]
Income Taxes [Line Items]
Preferential tax rate, percentage	15.00%	15.00%	15.00%
HX [Member] | From 2017 to 2026 [Member]
Income Taxes [Line Items]
Preferential tax rate, percentage	15.00%	15.00%	15.00%
LH [Member] | From 2016 to 2024 [Member]
Income Taxes [Line Items]
Preferential tax rate, percentage	15.00%	15.00%	15.00%
WLT [Member] | From 2017 to 2026 [Member]
Income Taxes [Line Items]
Preferential tax rate, percentage	15.00%	15.00%	15.00%
CX [Member] | From 2018 to 2021 [Member]
Income Taxes [Line Items]
Preferential tax rate, percentage	15.00%	15.00%	15.00%
Holgus [Member]
Income Taxes [Line Items]
Preferential tax rate, percentage	0.00%	0.00%	0.00%
Kashgar [Member]
Income Taxes [Line Items]
Preferential tax rate, percentage	9.00%	9.00%	9.00%
Holgus X [Member] | From 2017 to 2021 [Member]
Income Taxes [Line Items]
Preferential tax rate, percentage	0.00%	0.00%	0.00%
Holgus X [Member] | From 2022 to 2026 [Member]
Income Taxes [Line Items]
Preferential tax rate, percentage	9.00%	9.00%	9.00%
Kashgar Times [Member] | From 2021 to 2025 [Member]
Income Taxes [Line Items]
Preferential tax rate, percentage	9.00%	9.00%	9.00%
Holgus H [Member] | From 2026 to 2030 [Member]
Income Taxes [Line Items]
Preferential tax rate, percentage	0.00%	0.00%	0.00%
Holgus H [Member] | From 2026 to 2030 [Member]
Income Taxes [Line Items]
Preferential tax rate, percentage	9.00%	9.00%	9.00%
Kashgar Lehong [Member] | From 2026 to 2030 [Member]
Income Taxes [Line Items]
Preferential tax rate, percentage	0.00%	0.00%	0.00%
Kashgar Lehong [Member] | From 2026 to 2030 [Member]
Income Taxes [Line Items]
Preferential tax rate, percentage	9.00%	9.00%	9.00%